Noncontrolling Interests - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 04, 2023	Oct. 10, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Noncontrolling Interest [Line Items]
Sale of shares to noncontrolling interests		$ 1,000,000	$ 0	$ 1,000,000	$ 0
Silicon Carbide
Noncontrolling Interest [Line Items]
Non-controlling ownership interest percentage		75.00%
Denso Corporation | Silicon Carbide
Noncontrolling Interest [Line Items]
Equity investment, ownership percentage		12.50%
Mitsubishi Electric Corporation | Silicon Carbide
Noncontrolling Interest [Line Items]
Equity investment, ownership percentage		12.50%
Denso Corporation | Silicon Carbide
Noncontrolling Interest [Line Items]
Sale of stock, value of shares issued		$ 500,000
Denso Corporation | Silicon Carbide | Common Class A | Private Placement
Noncontrolling Interest [Line Items]
Shares issued and sold (in shares)	16,666,667
Mitsubishi Electric Corporation | Silicon Carbide
Noncontrolling Interest [Line Items]
Sale of stock, value of shares issued		$ 500,000
Mitsubishi Electric Corporation | Silicon Carbide | Common Class A | Private Placement
Noncontrolling Interest [Line Items]
Shares issued and sold (in shares)	16,666,667